DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.9%
Communication Services - 2.9%
Activision Blizzard, Inc.	357	$19,574
Alphabet, Inc., Class A*	33	43,035
Alphabet, Inc., Class C*	50	65,248
Altice USA, Inc., Class A*	2,104	53,820
AMC Networks, Inc., Class A*(a)	1,263	48,537
AT&T, Inc.	2,438	91,133
Cable One, Inc.	269	412,915
CBS Corp., Class B*	4,108	165,881
CenturyLink, Inc. (a)	4,186	60,655
Charter Communications, Inc., Class A*	358	168,264
Cinemark Holdings, Inc. (a)	9,054	306,659
Comcast Corp., Class A	2,863	126,402
Discovery, Inc., Class A*(a)	361	11,891
Discovery, Inc., Class C*	1,063	32,443
DISH Network Corp., Class A*	3,906	133,468
Electronic Arts, Inc.*	273	27,576
Facebook, Inc., Class A*	185	37,304
Fox Corp., Class A	12,245	437,881
Fox Corp., Class B	7,022	245,630
IAC/InterActiveCorp*	1,806	402,196
Interpublic Group of Cos., Inc.	11,851	265,462
John Wiley & Sons, Inc., Class A	1,334	63,045
Liberty Broadband Corp., Class C*	161	19,238
Liberty Media Corp.-Liberty Formula One, Class C*	615	27,730
Liberty Media Corp-Liberty SiriusXM, Class A*	1,134	55,226
Liberty Media Corp-Liberty SiriusXM, Class C*	2,189	106,188
Live Nation Entertainment, Inc.*(a)	3,408	237,913
Madison Square Garden Co., Class A*	663	186,820
Match Group, Inc. (a)	330	23,258
New York Times Co., Class A (a)	7,457	240,488
News Corp., Class A	976	12,571
Nexstar Media Group, Inc., Class A	2,220	239,116
Omnicom Group, Inc. (a)	10,772	856,159
Sinclair Broadcast Group, Inc., Class A (a)	1,251	43,572
Sirius XM Holdings, Inc. (a)	7,441	51,938
Take-Two Interactive Software, Inc.*	834	101,206
Telephone & Data Systems, Inc.	10,081	239,021
T-Mobile US, Inc.*	1,488	116,882
United States Cellular Corp.*	1,302	44,151
Verizon Communications, Inc.	3,039	183,069
Viacom, Inc., Class B	3,805	91,586
Walt Disney Co.	787	119,294
Zayo Group Holdings, Inc.*	2,222	76,081
Zynga, Inc., Class A*	11,287	70,318

		6,360,844

Consumer Discretionary - 13.6%
Advance Auto Parts, Inc.	3,119	489,933
Amazon.com, Inc.*	16	28,813
Aptiv PLC	1,637	153,682
Aramark	1,893	82,611
AutoNation, Inc.*	493	25,187
AutoZone, Inc.*	963	1,134,337
Best Buy Co., Inc.	7,155	576,979
Booking Holdings, Inc.*	70	133,282
BorgWarner, Inc.	3,675	154,534
Bright Horizons Family Solutions, Inc.*	2,117	318,651
Brunswick Corp.	545	32,030
Burlington Stores, Inc.*	1,770	398,250
CarMax, Inc.*(a)	2,255	219,321
Carnival Corp. (a)	5,254	236,850
Carter’s, Inc. (a)	2,314	239,059
Chipotle Mexican Grill, Inc.*	297	241,734
Choice Hotels International, Inc. (a)	953	92,679
Columbia Sportswear Co. (a)	1,073	99,252
D.R. Horton, Inc.	7,671	424,590
Darden Restaurants, Inc.	10,038	1,188,901
Dick’s Sporting Goods, Inc. (a)	3,889	178,155
Dollar General Corp.	8,257	1,299,322
Dollar Tree, Inc.*(a)	2,298	210,175
Domino’s Pizza, Inc. (a)	1,123	330,499
Dunkin’ Brands Group, Inc.	3,054	233,784
eBay, Inc.	9,568	339,855
Expedia Group, Inc.	1,625	165,198
Extended Stay America, Inc.	2,842	41,948
Five Below, Inc.*	510	63,092
Foot Locker, Inc.	5,388	215,789
Ford Motor Co.	26,635	241,313
frontdoor, Inc.*	4,515	204,349
Gap, Inc. (a)	2,494	41,425
Garmin Ltd.	8,873	866,803
General Motors Co.	4,485	161,460
Gentex Corp.	15,893	451,361
Genuine Parts Co.	10,671	1,113,732
Goodyear Tire & Rubber Co.	1,296	20,723
Graham Holdings Co., Class B	639	403,599
Grand Canyon Education, Inc.*	1,405	119,692
H&R Block, Inc. (a)	24,459	596,310
Hanesbrands, Inc. (a)	5,276	79,509
Harley-Davidson, Inc. (a)	3,086	112,269
Hasbro, Inc.	1,870	190,179
Hilton Worldwide Holdings, Inc.	2,505	263,025
Home Depot, Inc.	571	125,911

Hyatt Hotels Corp., Class A (a)	1,468	118,614
Kohl’s Corp. (a)	3,249	152,735
L Brands, Inc.	845	16,173
Las Vegas Sands Corp.	649	40,725
Lear Corp.	1,170	140,763
Leggett & Platt, Inc. (a)	7,660	400,771
Lennar Corp., Class A	3,753	223,866
LKQ Corp.*	4,608	162,570
Lowe’s Cos., Inc.	5,235	614,118
Lululemon Athletica, Inc.*	879	198,382
Marriott International, Inc., Class A	1,145	160,712
McDonald’s Corp.	732	142,359
MGM Resorts International	1,729	55,242
Mohawk Industries, Inc.*	448	62,438
NIKE, Inc., Class B	3,665	342,641
Nordstrom, Inc. (a)	1,791	68,362
Norwegian Cruise Line Holdings Ltd.*	6,051	324,576
NVR, Inc.*	251	951,764
Ollie’s Bargain Outlet Holdings, Inc.*(a)	1,036	67,754
O’Reilly Automotive, Inc.*	1,942	858,908
Penske Automotive Group, Inc. (a)	1,102	55,640
Planet Fitness, Inc., Class A*	1,580	116,794
Polaris, Inc.	148	14,460
Pool Corp.	1,715	354,062
PulteGroup, Inc.	29,681	1,176,852
PVH Corp.	585	56,722
Qurate Retail, Inc., Series A*	2,403	22,732
Ralph Lauren Corp.	876	94,030
Ross Stores, Inc.	8,463	982,977
Royal Caribbean Cruises Ltd.	2,179	261,524
Service Corp. International	7,840	345,117
ServiceMaster Global Holdings, Inc.*	529	20,732
Six Flags Entertainment Corp. (a)	1,110	48,263
Starbucks Corp.	11,461	979,113
Tapestry, Inc.	2,502	67,279
Target Corp.	6,190	773,812
Tempur Sealy International, Inc.*	360	30,557
Thor Industries, Inc. (a)	347	22,128
Tiffany & Co. (a)	783	104,765
TJX Cos., Inc.	16,701	1,020,932
Toll Brothers, Inc.	10,049	403,668
Tractor Supply Co.	9,175	866,487
Ulta Beauty, Inc.*	1,515	354,298
Vail Resorts, Inc. (a)	410	99,495
VF Corp.	4,772	422,513
Wendy’s Co. (a)	12,531	268,665
Whirlpool Corp. (a)	1,993	285,198
Williams-Sonoma, Inc. (a)	4,310	299,114
Wyndham Destinations, Inc.	4,369	211,897
Wyndham Hotels & Resorts, Inc.	480	27,806
Yum China Holdings, Inc.	6,848	304,873
Yum! Brands, Inc.	7,251	729,958

		30,266,088

Consumer Staples - 6.3%
Altria Group, Inc.	4,085	203,024
Archer-Daniels-Midland Co.	1,369	58,771
Brown-Forman Corp., Class A	610	38,918
Brown-Forman Corp., Class B (a)	1,868	126,688
Bunge Ltd.	290	15,480
Campbell Soup Co. (a)	1,493	69,529
Casey’s General Stores, Inc. (a)	4,658	809,421
Church & Dwight Co., Inc.	9,054	635,953
Clorox Co. (a)	3,577	530,219
Coca-Cola Co.	848	45,283
Colgate-Palmolive Co.	7,225	489,999
Conagra Brands, Inc.	3,790	109,417
Constellation Brands, Inc., Class A	861	160,198
Costco Wholesale Corp.	2,208	661,980
Estee Lauder Cos., Inc., Class A	2,739	535,392
Flowers Foods, Inc. (a)	9,550	205,611
General Mills, Inc.	5,735	305,790
Herbalife Nutrition Ltd.*	1,000	45,610
Hershey Co.	3,599	533,228
Hormel Foods Corp. (a)	10,675	475,358
Ingredion, Inc.	2,177	181,061
JM Smucker Co.	4,144	435,493
Kellogg Co. (a)	3,637	236,841
Kimberly-Clark Corp.	6,464	881,302
Kroger Co.	13,895	379,889
Lamb Weston Holdings, Inc.	4,224	354,732
McCormick & Co., Inc. (a)	2,848	482,024
Molson Coors Brewing Co., Class B	4,685	236,499
Mondelez International, Inc., Class A	6,700	352,018
Monster Beverage Corp.*	2,819	168,633
PepsiCo, Inc.	1,701	231,047
Philip Morris International, Inc.	3,630	301,036
Pilgrim’s Pride Corp.*	2,564	80,766
Post Holdings, Inc.*	1,656	174,874
Procter & Gamble Co.	1,007	122,914
Seaboard Corp.	9	37,004
Spectrum Brands Holdings, Inc. (a)	1,515	94,718
Sprouts Farmers Market, Inc.*(a)	9,125	180,675
Sysco Corp.	14,350	1,155,893
TreeHouse Foods, Inc.*(a)	1,459	71,331
Tyson Foods, Inc., Class A	11,235	1,009,914
US Foods Holding Corp.*	11,252	447,492
Walgreens Boots Alliance, Inc.	6,564	391,214
Walmart, Inc.	519	61,808

		14,125,047

Energy - 1.3%
Apache Corp.	1,182	26,335
Apergy Corp.*	568	14,507
Baker Hughes Co.	1,232	27,621
Cabot Oil & Gas Corp.	13,066	208,272
Cheniere Energy, Inc.*	1,141	69,076
Chevron Corp.	1,309	153,323
Cimarex Energy Co.	2,460	113,086
Concho Resources, Inc.	610	44,262
ConocoPhillips	6,247	374,445
Devon Energy Corp.	1,368	29,946
Diamondback Energy, Inc.	190	14,695
EOG Resources, Inc.	2,637	186,963
EQT Corp. (a)	1,672	14,597
Equitrans Midstream Corp. (a)	7,311	72,891
Exxon Mobil Corp.	1,294	88,160
Halliburton Co.	773	16,225
Helmerich & Payne, Inc. (a)	689	27,236
Hess Corp.	535	33,218
HollyFrontier Corp.	750	38,663
Kinder Morgan, Inc.	6,248	122,523
Murphy Oil Corp. (a)	409	9,411
Noble Energy, Inc. (a)	589	12,228
Occidental Petroleum Corp.	2,888	111,390
ONEOK, Inc.	983	69,842
Phillips 66	3,898	447,179
Pioneer Natural Resources Co.	1,041	133,081
Schlumberger Ltd.	993	35,947
Valero Energy Corp.	3,401	324,761

		2,819,883

Financials - 12.3%
Affiliated Managers Group, Inc.	165	14,086
Aflac, Inc.	9,217	505,460
AGNC Investment Corp. REIT	5,085	88,072
Alleghany Corp.*	129	100,625
Allstate Corp.	4,227	470,676
Ally Financial, Inc.	10,114	322,030
American Express Co.	1,846	221,742
American Financial Group, Inc.	1,572	172,464
American International Group, Inc.	771	40,601
American National Insurance Co.	323	38,114
Ameriprise Financial, Inc.	1,479	242,364
Annaly Capital Management, Inc. REIT	11,669	108,872
Aon PLC	1,827	371,995
Arch Capital Group Ltd.*	12,404	520,596
Arthur J Gallagher & Co.	7,360	686,467
Associated Banc-Corp.	1,705	36,555
Assurant, Inc.	1,249	165,955
Assured Guaranty Ltd.	7,367	365,772
Athene Holding, Ltd., Class A*	3,221	145,009
AXA Equitable Holdings, Inc.	4,502	111,379
Axis Capital Holdings Ltd.	748	44,267
Bank of America Corp.	667	22,224
Bank of Hawaii Corp. (a)	736	66,321
Bank of New York Mellon Corp.	1,875	91,819
BankUnited, Inc.	1,423	49,890
BB&T Corp. (a)	3,377	184,789
Berkshire Hathaway, Inc., Class B*	86	18,946
BlackRock, Inc.	96	47,511
Brighthouse Financial, Inc.*	479	19,716
Brown & Brown, Inc.	11,648	439,596
Capital One Financial Corp.	2,543	254,325
Cboe Global Markets, Inc.	3,426	407,351
Charles Schwab Corp.	811	40,145
Chimera Investment Corp. REIT (a)	9,762	198,852
Chubb Ltd.	1,564	236,915
Cincinnati Financial Corp.	2,190	234,439
CIT Group, Inc.	2,494	113,527
Citigroup, Inc.	921	69,186
Citizens Financial Group, Inc.	2,550	98,073
CME Group, Inc.	496	100,554
CNA Financial Corp.	641	28,666
Comerica, Inc.	1,147	80,760
Commerce Bancshares, Inc. (a)	1,709	114,554
Credit Acceptance Corp.*	329	141,621
Cullen/Frost Bankers, Inc. (a)	566	52,955
Discover Financial Services	6,671	566,168
E*TRADE Financial Corp.	1,061	47,002
East West Bancorp, Inc.	891	40,826
Eaton Vance Corp.	2,231	105,236
Erie Indemnity Co., Class A (a)	1,987	336,399
Evercore, Inc., Class A	1,868	144,546
Everest Re Group Ltd.	446	120,982
FactSet Research Systems, Inc. (a)	2,179	565,777
Fidelity National Financial, Inc.	18,078	861,055
Fifth Third Bancorp	5,567	168,068
First American Financial Corp.	10,939	695,939
First Citizens BancShares, Inc., Class A	184	95,643
First Hawaiian, Inc.	1,491	42,553
First Horizon National Corp.	1,995	32,080
First Republic Bank (a)	951	104,515
FNB Corp.	5,188	64,435
Franklin Resources, Inc. (a)	18,604	511,424
Globe Life, Inc.	4,654	478,245
Goldman Sachs Group, Inc.	421	93,188
Hanover Insurance Group, Inc.	2,665	362,253
Hartford Financial Services Group, Inc.	5,727	354,272
Huntington Bancshares, Inc.	9,145	136,169
Interactive Brokers Group, Inc., Class A (a)	326	15,785
Intercontinental Exchange, Inc.	1,816	171,013
Invesco Ltd.	3,914	68,730

Janus Henderson Group PLC (a)	2,420	61,468
Jefferies Financial Group, Inc.	3,286	68,677
JPMorgan Chase & Co.	151	19,896
Kemper Corp.	1,355	100,162
KeyCorp	6,144	119,132
Lazard Ltd., Class A (a)	2,488	96,136
Legg Mason, Inc.	936	36,579
Lincoln National Corp.	1,958	115,620
Loews Corp.	5,149	262,084
LPL Financial Holdings, Inc.	3,860	356,471
M&T Bank Corp.	1,066	175,613
Markel Corp.*	37	42,015
MarketAxess Holdings, Inc.	1,120	452,278
Marsh & McLennan Cos., Inc.	6,109	660,200
Mercury General Corp.	558	27,331
MetLife, Inc.	3,767	188,011
MFA Financial, Inc. REIT	17,758	136,026
MGIC Investment Corp.	53,983	777,895
Moody’s Corp.	2,179	493,914
Morgan Stanley	1,103	54,576
Morningstar, Inc.	1,115	175,166
MSCI, Inc.	2,870	743,875
Nasdaq, Inc.	2,284	239,363
Navient Corp. (a)	2,570	36,879
New Residential Investment Corp. REIT	8,829	136,850
New York Community Bancorp, Inc. (a)	7,990	95,241
Northern Trust Corp.	1,007	107,991
Old Republic International Corp.	12,026	271,307
PacWest Bancorp	837	31,170
People’s United Financial, Inc.	4,882	80,553
Pinnacle Financial Partners, Inc.	862	52,944
PNC Financial Services Group, Inc.	936	143,405
Popular, Inc.	3,824	211,505
Primerica, Inc.	1,635	218,828
Principal Financial Group, Inc.	4,062	223,816
Progressive Corp.	14,498	1,059,079
Prosperity Bancshares, Inc. (a)	899	63,155
Prudential Financial, Inc.	2,126	199,036
Raymond James Financial, Inc.	1,944	174,610
Regions Financial Corp.	4,761	79,223
Reinsurance Group of America, Inc.	2,019	334,064
RenaissanceRe Holdings Ltd.	1,568	295,301
S&P Global, Inc.	1,626	430,321
Santander Consumer USA Holdings, Inc.	1,201	28,284
SEI Investments Co.	3,159	203,850
Signature Bank	595	73,399
SLM Corp.	1,453	12,394
Starwood Property Trust, Inc. REIT	6,097	149,377
State Street Corp.	518	38,902
Sterling Bancorp	2,323	47,436
SunTrust Banks, Inc.	1,985	140,617
SVB Financial Group*	48	11,123
Synchrony Financial	11,350	424,604
Synovus Financial Corp.	643	24,492
T. Rowe Price Group, Inc.	3,910	483,120
TCF Financial Corp.	1,107	47,036
TD Ameritrade Holding Corp.	1,159	60,071
Travelers Cos., Inc.	3,208	438,598
Two Harbors Investment Corp. REIT (a)	2,407	34,998
Umpqua Holdings Corp.	2,453	40,156
Unum Group	3,183	97,845
US Bancorp	2,584	155,118
Voya Financial, Inc. (a)	2,714	158,172
W.R. Berkley Corp.	5,561	378,148
Webster Financial Corp.	612	29,798
Wells Fargo & Co.	206	11,219
Western Alliance Bancorp	381	19,873
Willis Towers Watson PLC	1,827	358,896
Wintrust Financial Corp.	449	30,492
Zions Bancorp NA (a)	1,513	75,317

		27,289,240

Health Care - 7.9%
Abbott Laboratories	1,334	113,990
AbbVie, Inc.	1,066	93,520
Agilent Technologies, Inc.	5,277	426,223
Alexion Pharmaceuticals, Inc.*	254	28,941
Align Technology, Inc.*	184	51,031
Allergan PLC	97	17,939
AmerisourceBergen Corp.	2,939	258,368
Amgen, Inc.	1,474	345,977
Anthem, Inc.	991	286,062
Baxter International, Inc.	5,740	470,508
Becton Dickinson and Co.	86	22,231
Biogen, Inc.*	385	115,427
Bio-Rad Laboratories, Inc., Class A*	352	130,022
Bio-Techne Corp.	986	215,195
Boston Scientific Corp.*	2,299	99,432
Bristol-Myers Squibb Co.	5,746	327,177
Bruker Corp.	3,677	188,226
Cantel Medical Corp. (a)	160	12,304
Cardinal Health, Inc.	6,580	362,097
Catalent, Inc.*	961	49,962
Centene Corp.*	685	41,422
Cerner Corp.	12,287	879,626
Charles River Laboratories International, Inc.*	1,258	182,725
Chemed Corp.	1,136	488,503
Cooper Cos., Inc.	1,023	320,291
Covetrus, Inc.*(a)	14,548	208,182
Danaher Corp.	1,211	176,782

DaVita, Inc.*	887	63,660
DENTSPLY SIRONA, Inc.	1,143	64,625
Edwards Lifesciences Corp.*	1,282	314,013
Elanco Animal Health, Inc.*	5,041	139,686
Eli Lilly & Co.	1,999	234,583
Encompass Health Corp.	3,031	214,322
Gilead Sciences, Inc.	3,211	215,908
HCA Healthcare, Inc.	3,879	537,862
Henry Schein, Inc.*(a)	12,670	872,963
Hill-Rom Holdings, Inc.	1,944	208,416
Hologic, Inc.*	2,134	109,517
Humana, Inc.	1,223	417,324
ICU Medical, Inc.*	123	23,060
IDEXX Laboratories, Inc.*	897	225,667
Illumina, Inc.*	110	35,284
Incyte Corp.*	193	18,173
Integra LifeSciences Holdings Corp.*	256	15,613
Intuitive Surgical, Inc.*	256	151,782
IQVIA Holdings, Inc.*	1,684	245,830
Jazz Pharmaceuticals PLC*	588	88,859
Johnson & Johnson	525	72,182
Laboratory Corp. of America Holdings*	1,676	288,758
Masimo Corp.*	2,263	350,923
McKesson Corp.	2,989	432,329
MEDNAX, Inc.*	533	13,922
Medtronic PLC	1,164	129,658
Merck & Co., Inc.	1,453	126,673
Mettler-Toledo International, Inc.*	632	454,667
Molina Healthcare, Inc.*	595	80,623
PerkinElmer, Inc. (a)	1,637	152,077
Perrigo Co. PLC (a)	282	14,447
Pfizer, Inc.	1,960	75,499
PRA Health Sciences, Inc.*	707	76,929
Premier, Inc., Class A*(a)	7,941	282,223
QIAGEN NV*	1,383	59,192
Quest Diagnostics, Inc.	2,611	278,202
Regeneron Pharmaceuticals, Inc.*	374	138,006
ResMed, Inc.	2,756	412,298
STERIS PLC	3,729	563,601
Stryker Corp.	830	170,034
Teleflex, Inc.	483	170,663
Thermo Fisher Scientific, Inc.	529	166,080
United Therapeutics Corp.*(a)	953	87,924
UnitedHealth Group, Inc.	282	78,923
Universal Health Services, Inc., Class B	4,552	634,958
Varian Medical Systems, Inc.*	3,783	505,901
Veeva Systems, Inc., Class A*	858	127,996
Vertex Pharmaceuticals, Inc.*	171	37,919
Waters Corp.*	1,870	415,271
WellCare Health Plans, Inc.*	107	34,461
West Pharmaceutical Services, Inc.	3,607	530,337
Zimmer Biomet Holdings, Inc.	1,159	168,380
Zoetis, Inc.	2,101	253,213

		17,493,579

Industrials - 17.3%
3M Co.	706	119,858
Acuity Brands, Inc.	1,765	230,827
AECOM*	5,446	235,975
AGCO Corp.	6,833	533,862
Air Lease Corp.	1,441	66,906
Alaska Air Group, Inc. (a)	5,981	412,749
Allegion PLC	3,807	456,954
Allison Transmission Holdings, Inc.	11,210	542,564
AMERCO (a)	377	136,557
American Airlines Group, Inc. (a)	542	15,577
AMETEK, Inc.	4,248	420,594
AO Smith Corp.	2,389	115,628
Arconic, Inc.	2,166	67,059
Armstrong World Industries, Inc.	2,511	241,106
Boeing Co.	241	88,249
BWX Technologies, Inc. (a)	715	42,993
C.H. Robinson Worldwide, Inc. (a)	8,398	645,386
Carlisle Cos., Inc.	4,963	774,129
Caterpillar, Inc.	802	116,073
Cintas Corp.	1,461	375,565
Clean Harbors, Inc.*	3,027	250,181
Colfax Corp.*(a)	747	25,174
Copa Holdings SA, Class A	236	24,605
Copart, Inc.*	4,858	432,362
CoStar Group, Inc.*	481	294,786
Crane Co.	2,763	229,522
CSX Corp.	2,964	212,044
Cummins, Inc.	8,671	1,585,579
Curtiss-Wright Corp.	1,380	189,488
Deere & Co.	722	121,332
Delta Air Lines, Inc.	12,193	698,781
Donaldson Co., Inc. (a)	5,550	311,244
Dover Corp.	6,475	721,833
Eaton Corp. PLC	6,572	607,910
Emerson Electric Co.	4,913	362,874
Equifax, Inc.	1,057	147,599
Expeditors International of Washington, Inc.	8,260	617,518
Fastenal Co. (a)	18,221	647,210
FedEx Corp.	326	52,176
Flowserve Corp.	2,285	111,279
Fluor Corp.	395	6,889
Fortive Corp.	4,416	318,703
Fortune Brands Home & Security, Inc.	5,672	358,811
Gardner Denver Holdings, Inc.*(a)	591	20,017
General Dynamics Corp.	749	136,123

Genesee & Wyoming, Inc., Class A*	1,151	128,279
Graco, Inc.	7,671	370,586
HD Supply Holdings, Inc.*	6,689	266,356
HEICO Corp.	867	112,615
HEICO Corp., Class A	1,476	148,249
Hexcel Corp.	3,702	294,790
Honeywell International, Inc.	1,815	324,068
Hubbell, Inc.	1,945	285,954
Huntington Ingalls Industries, Inc.	2,807	706,438
IAA, Inc.*	6,251	283,358
IDEX Corp.	2,319	377,394
IHS Markit Ltd.*	2,676	194,411
Illinois Tool Works, Inc.	3,109	541,992
Ingersoll-Rand PLC	4,161	545,549
ITT, Inc.	5,519	385,116
Jacobs Engineering Group, Inc.	1,354	124,690
JB Hunt Transport Services, Inc. (a)	1,926	222,684
JetBlue Airways Corp.*	14,757	284,367
Johnson Controls International PLC	12,917	553,235
Kansas City Southern	2,893	440,951
KAR Auction Services, Inc. (a)	6,332	133,732
Kirby Corp.*(a)	993	83,779
Knight-Swift Transportation Holdings, Inc. (a)	2,371	87,703
L3Harris Technologies, Inc.	4,136	831,708
Landstar System, Inc.	3,563	396,954
Lennox International, Inc. (a)	2,376	607,900
Lincoln Electric Holdings, Inc. (a)	2,207	203,618
Lockheed Martin Corp.	529	206,855
Macquarie Infrastructure Corp.	3,103	130,171
ManpowerGroup, Inc.	4,781	442,912
Masco Corp.	13,443	625,772
Middleby Corp.*(a)	1,129	130,693
MSC Industrial Direct Co., Inc., Class A (a)	1,621	118,998
Nielsen Holdings PLC	728	14,232
Nordson Corp.	1,583	262,509
Norfolk Southern Corp.	1,865	360,877
Northrop Grumman Corp.	398	140,004
nVent Electric PLC	2,545	62,887
Old Dominion Freight Line, Inc. (a)	1,704	326,469
Oshkosh Corp.	3,484	315,163
Owens Corning	1,143	76,650
PACCAR, Inc.	15,294	1,244,473
Parker-Hannifin Corp.	2,840	564,564
Pentair PLC	4,896	217,138
Quanta Services, Inc.	5,938	247,258
Raytheon Co.	1,619	352,003
Regal Beloit Corp.	1,919	156,840
Republic Services, Inc.	3,979	352,738
Resideo Technologies, Inc.*	12,346	120,744
Robert Half International, Inc.	3,923	228,319
Rockwell Automation, Inc.	2,665	521,914
Rollins, Inc. (a)	4,152	148,849
Roper Technologies, Inc.	702	252,980
Ryder System, Inc.	1,000	52,490
Schneider National, Inc., Class B	1,093	24,866
Sensata Technologies Holding PLC*	2,138	110,086
Snap-on, Inc. (a)	3,785	607,341
Southwest Airlines Co.	15,316	882,814
Spirit AeroSystems Holdings, Inc., Class A	4,305	374,492
Stanley Black & Decker, Inc.	2,247	354,442
Teledyne Technologies, Inc.*	1,779	608,400
Textron, Inc.	2,952	136,500
Timken Co.	2,061	108,388
Toro Co.	9,026	705,653
TransDigm Group, Inc.	410	232,511
TransUnion	758	65,423
Union Pacific Corp.	1,170	205,908
United Airlines Holdings, Inc.*	4,506	418,157
United Parcel Service, Inc., Class B	3,071	367,691
United Rentals, Inc.*	133	20,356
United Technologies Corp.	450	66,753
Univar Solutions, Inc.*(a)	1,741	40,774
Valmont Industries, Inc.	356	50,958
Verisk Analytics, Inc.	2,604	384,038
W.W. Grainger, Inc.	648	205,384
WABCO Holdings, Inc.*	3,774	508,546
Waste Management, Inc.	4,722	533,161
Watsco, Inc.	1,124	200,038
WESCO International, Inc.*	1,058	55,672
Westinghouse Air Brake Technologies Corp. (a)	173	13,593
Woodward, Inc.	1,008	117,724
Xylem, Inc.	3,425	265,472

		38,398,770

Information Technology - 15.1%
Accenture PLC, Class A	1,346	270,761
Adobe, Inc.*	503	155,694
Akamai Technologies, Inc.*	2,734	238,186
Alliance Data Systems Corp.	157	16,785
Amdocs Ltd.	8,870	614,691
Amphenol Corp., Class A	3,974	413,296
Analog Devices, Inc.	3,417	385,950
ANSYS, Inc.*	2,773	706,255
Apple, Inc.	1,317	351,968
Applied Materials, Inc.	11,322	655,544
Arista Networks, Inc.*	61	11,903
Arrow Electronics, Inc.*	1,705	135,786
Aspen Technology, Inc.*	3,914	490,816
Atlassian Corp. PLC, Class A*	146	18,558
Autodesk, Inc.*	174	31,477
Automatic Data Processing, Inc.	1,772	302,622

Avalara, Inc.*	257	20,054
Avnet, Inc.	6,209	252,396
Black Knight, Inc.*(a)	3,404	214,486
Booz Allen Hamilton Holding Corp.	8,210	597,360
Broadcom, Inc.	623	196,999
Broadridge Financial Solutions, Inc.	3,219	398,222
CACI International, Inc., Class A*	1,355	324,279
Cadence Design Systems, Inc.*	12,389	870,327
CDK Global, Inc.	2,383	127,610
CDW Corp.	12,079	1,631,269
Cerence, Inc.*	405	6,302
Ciena Corp.*	4,093	155,370
Cisco Systems, Inc.	3,397	153,918
Citrix Systems, Inc.	3,869	436,462
Cognex Corp.	1,426	71,557
Cognizant Technology Solutions Corp., Class A	3,436	220,282
CoreLogic, Inc.*	746	30,907
Corning, Inc.	22,158	643,468
Cypress Semiconductor Corp.	5,585	130,968
Dell Technologies, Inc., Class C*	7,571	367,118
Dolby Laboratories, Inc., Class A	2,684	184,874
DXC Technology Co.	839	31,320
EchoStar Corp., Class A*	529	22,255
Entegris, Inc. (a)	2,701	127,811
EPAM Systems, Inc.*	3,247	687,877
Euronet Worldwide, Inc.*	1,854	291,430
F5 Networks, Inc.*	1,728	251,787
Fair Isaac Corp.*	874	321,413
Fidelity National Information Services, Inc.	1,553	214,547
Fiserv, Inc.*	4,416	513,316
FleetCor Technologies, Inc.*	891	273,466
FLIR Systems, Inc.	3,959	212,044
Fortinet, Inc.*	5,337	560,972
Gartner, Inc.*	1,650	264,759
Genpact Ltd.	8,408	342,206
Global Payments, Inc.	1,503	272,193
GoDaddy, Inc., Class A*	848	56,290
Guidewire Software, Inc.*(a)	229	27,899
Hewlett Packard Enterprise Co.	23,183	366,987
HP, Inc.	31,126	625,010
Intel Corp.	2,714	157,548
International Business Machines Corp.	2,535	340,831
Intuit, Inc.	1,670	432,346
Jabil, Inc.	11,444	444,485
Jack Henry & Associates, Inc.	2,445	371,493
Juniper Networks, Inc. (a)	14,302	358,408
Keysight Technologies, Inc.*	2,122	227,118
KLA Corp.	5,217	854,858
Lam Research Corp.	6,599	1,760,811
Leidos Holdings, Inc.	9,763	886,871
Littelfuse, Inc.	152	27,574
LogMeIn, Inc.	321	25,032
Manhattan Associates, Inc.*	3,006	251,031
Mastercard, Inc., Class A	244	71,304
Maxim Integrated Products, Inc.	5,317	301,314
Microchip Technology, Inc. (a)	152	14,370
Microsoft Corp.	1,342	203,152
MKS Instruments, Inc.	1,716	182,376
Monolithic Power Systems, Inc.	898	144,291
Motorola Solutions, Inc.	2,792	467,102
National Instruments Corp.	3,536	148,936
NCR Corp.*	1,567	51,445
NetApp, Inc.	8,169	494,960
NortonLifeLock, Inc.	4,719	117,503
Nuance Communications, Inc.*	3,274	58,703
ON Semiconductor Corp.*	2,141	45,967
Oracle Corp.	2,390	134,175
Palo Alto Networks, Inc.*	280	63,622
Paychex, Inc.	5,885	506,816
Paycom Software, Inc.*	170	47,058
PayPal Holdings, Inc.*	841	90,836
Pegasystems, Inc.	259	20,104
Proofpoint, Inc.*	143	16,973
PTC, Inc.*	735	56,301
Qorvo, Inc.*	443	46,165
QUALCOMM, Inc.	728	60,824
RealPage, Inc.*(a)	323	17,775
Sabre Corp.	3,500	78,505
salesforce.com, Inc.*	681	110,928
ServiceNow, Inc.*	327	92,554
Skyworks Solutions, Inc.	1,760	173,008
SS&C Technologies Holdings, Inc.	516	30,986
Synopsys, Inc.*	7,786	1,098,137
Teradata Corp.*(a)	2,097	55,696
Teradyne, Inc.	14,524	909,057
Texas Instruments, Inc.	3,078	370,006
Trimble, Inc.*	2,071	83,938
Tyler Technologies, Inc.*	754	218,788
Ubiquiti, Inc. (a)	119	23,467
VeriSign, Inc.*	3,894	742,741
ViaSat, Inc.*(a)	1,474	108,339
Visa, Inc., Class A	376	69,376
VMware, Inc., Class A (a)	2,782	432,935
Western Union Co. (a)	41,296	1,110,036
WEX, Inc.*	345	69,390
Workday, Inc., Class A*	146	26,151
Xerox Holdings Corp.	9,515	370,419
Xilinx, Inc.	5,136	476,518
Zebra Technologies Corp., Class A*	780	195,733

		33,645,288

Materials - 5.1%
Air Products & Chemicals, Inc.	3,126	738,767
Albemarle Corp. (a)	791	51,716
AptarGroup, Inc.	1,551	173,898
Ardagh Group SA	1,057	19,650
Ashland Global Holdings, Inc.	1,652	118,448
Avery Dennison Corp.	4,174	544,164
Axalta Coating Systems Ltd.*	3,069	87,374
Ball Corp.	9,829	649,304
Berry Global Group, Inc.*	5,904	275,658
Cabot Corp.	810	38,062
Celanese Corp.	4,915	617,176
CF Industries Holdings, Inc.	2,044	94,453
Corteva, Inc.	687	17,876
Crown Holdings, Inc.*	4,862	369,026
Domtar Corp.	6,021	224,704
Dow, Inc.	12,081	644,763
DuPont de Nemours, Inc.	1,139	73,819
Eagle Materials, Inc.	403	37,088
Eastman Chemical Co.	1,475	115,596
Ecolab, Inc.	1,852	345,713
FMC Corp.	1,890	185,144
Graphic Packaging Holding Co.	1,143	18,597
International Paper Co.	8,201	380,034
LyondellBasell Industries NV, Class A	1,885	174,438
Martin Marietta Materials, Inc.	264	70,858
Mosaic Co.	3,059	58,274
NewMarket Corp.	556	274,647
Newmont Goldcorp Corp.	861	33,062
Nucor Corp.	7,645	430,872
Olin Corp.	1,856	32,517
Owens-Illinois, Inc.	4,998	49,380
Packaging Corp. of America (a)	2,304	257,818
PPG Industries, Inc.	6,216	800,869
Reliance Steel & Aluminum Co.	5,686	670,834
Royal Gold, Inc.	145	17,004
RPM International, Inc.	6,847	504,829
Scotts Miracle-Gro Co. (a)	798	80,662
Sealed Air Corp.	4,584	172,954
Sherwin-Williams Co.	667	388,948
Silgan Holdings, Inc.	9,686	298,426
Sonoco Products Co.	11,688	707,475
Steel Dynamics, Inc.	1,826	61,591
Valvoline, Inc.	11,624	263,284
Vulcan Materials Co.	980	139,033
W.R. Grace & Co.	1,569	104,856
Westrock Co.	1,266	51,058

		11,464,719

Real Estate - 8.4%
Alexandria Real Estate Equities, Inc. REIT	1,090	177,147
American Campus Communities, Inc. REIT	1,873	89,979
American Homes 4 Rent, Class A REIT	2,714	72,491
American Tower Corp. REIT	624	133,555
Americold Realty Trust REIT	3,972	149,427
Apartment Investment & Management Co., Class A REIT	22,125	1,189,661
Apple Hospitality REIT, Inc. REIT	9,963	161,998
AvalonBay Communities, Inc. REIT	2,094	448,974
Boston Properties, Inc. REIT	1,650	228,591
Brandywine Realty Trust REIT	5,124	79,063
Brixmor Property Group, Inc. REIT	17,667	387,614
Brookfield Property REIT, Inc., Class A REIT	14,333	272,614
Camden Property Trust REIT	1,347	150,258
CBRE Group, Inc., Class A*	14,947	852,278
Columbia Property Trust, Inc. REIT	1,093	22,691
CoreSite Realty Corp. REIT	1,066	120,874
Corporate Office Properties Trust REIT	1,919	55,996
Cousins Properties, Inc. REIT	3,917	158,599
Crown Castle International Corp. REIT	886	118,423
CubeSmart REIT	5,062	156,112
CyrusOne, Inc. REIT	440	27,412
Digital Realty Trust, Inc. REIT (a)	832	100,630
Douglas Emmett, Inc. REIT	1,789	78,841
Duke Realty Corp. REIT	9,464	332,943
Empire State Realty Trust, Inc., Class A REIT	2,599	36,282
EPR Properties REIT	4,453	315,807
Equinix, Inc. REIT	204	115,637
Equity Commonwealth REIT	9,108	299,198
Equity LifeStyle Properties, Inc. REIT	5,648	418,404
Equity Residential REIT	3,117	265,257
Essex Property Trust, Inc. REIT	793	247,559
Extra Space Storage, Inc. REIT	2,737	290,259
Federal Realty Investment Trust REIT	1,503	198,501
Gaming and Leisure Properties, Inc. REIT	8,853	373,597
Healthcare Trust of America, Inc., Class A REIT	6,117	185,651
Healthpeak Properties, Inc. REIT	27,330	953,270
Highwoods Properties, Inc. REIT	2,378	115,452
Host Hotels & Resorts, Inc. REIT	31,459	550,218
Howard Hughes Corp.*	198	21,861
Hudson Pacific Properties, Inc. REIT	1,465	52,447

Invitation Homes, Inc. REIT	1,654	50,497
Iron Mountain, Inc. REIT (a)	7,217	231,810
JBG SMITH Properties REIT	855	34,097
Jones Lang LaSalle, Inc.	1,405	233,694
Kilroy Realty Corp. REIT	1,881	156,574
Kimco Realty Corp. REIT (a)	8,201	177,306
Lamar Advertising Co., Class A REIT	6,454	538,457
Liberty Property Trust REIT	2,931	180,608
Life Storage, Inc. REIT	2,131	233,387
Macerich Co. REIT (a)	605	16,293
Medical Properties Trust, Inc. REIT	59,641	1,238,147
Mid-America Apartment Communities, Inc. REIT	1,458	198,448
National Retail Properties, Inc. REIT	5,538	308,688
Omega Healthcare Investors, Inc. REIT	5,715	240,201
Outfront Media, Inc. REIT	5,274	131,744
Paramount Group, Inc. REIT	2,081	28,281
Park Hotels & Resorts, Inc. REIT	15,826	374,285
Prologis, Inc. REIT	4,181	382,771
Public Storage REIT	1,954	411,669
Rayonier, Inc. REIT	1,860	56,972
Realty Income Corp. REIT	2,589	198,395
Regency Centers Corp. REIT	2,245	146,015
Retail Properties of America, Inc., Class A REIT	4,912	69,898
SBA Communications Corp. REIT	312	73,779
Service Properties Trust REIT	5,587	130,121
Simon Property Group, Inc. REIT	3,037	459,225
SL Green Realty Corp. REIT	608	51,881
Spirit Realty Capital, Inc. REIT	2,067	108,311
STORE Capital Corp. REIT	4,072	165,771
Sun Communities, Inc. REIT	974	160,428
Taubman Centers, Inc. REIT (a)	411	13,349
UDR, Inc. REIT	3,887	186,770
Ventas, Inc. REIT	2,123	123,792
VEREIT, Inc. REIT	3,560	34,746
VICI Properties, Inc. REIT (a)	18,371	454,315
Vornado Realty Trust REIT	1,565	101,052
Weingarten Realty Investors REIT	13,881	441,971
Welltower, Inc. REIT	1,493	126,263
Weyerhaeuser Co. REIT	1,833	54,092
WP Carey, Inc. REIT	3,289	274,368

		18,604,042

Utilities - 8.7%
AES Corp.	59,511	1,125,353
Alliant Energy Corp.	7,666	406,298
Ameren Corp.	11,636	864,904
American Electric Power Co., Inc.	8,259	754,460
American Water Works Co., Inc.	4,052	490,414
Aqua America, Inc. (a)	5,302	234,720
Atmos Energy Corp.	5,444	582,290
Avangrid, Inc.	1,567	76,062
CenterPoint Energy, Inc.	30,195	741,589
CMS Energy Corp.	11,903	729,654
Consolidated Edison, Inc.	6,400	556,096
Dominion Energy, Inc.	3,761	312,577
DTE Energy Co.	7,807	975,407
Duke Energy Corp.	4,566	402,584
Edison International	5,194	358,905
Entergy Corp.	7,929	922,856
Evergy, Inc.	2,810	177,789
Eversource Energy	8,112	670,376
Exelon Corp.	17,563	779,797
FirstEnergy Corp.	6,688	318,951
Hawaiian Electric Industries, Inc. (a)	12,339	538,844
IDACORP, Inc.	4,143	435,222
MDU Resources Group, Inc.	5,382	156,293
National Fuel Gas Co. (a)	6,222	280,114
NextEra Energy, Inc.	1,239	289,703
NiSource, Inc.	6,143	162,482
NRG Energy, Inc.	2,775	110,251
OGE Energy Corp.	12,814	538,957
Pinnacle West Capital Corp.	8,090	706,985
PPL Corp.	24,195	823,356
Public Service Enterprise Group, Inc.	9,421	558,759
Sempra Energy	2,531	372,740
Southern Co.	8,693	538,879
UGI Corp.	16,126	702,287
Vistra Energy Corp.	5,003	132,730
WEC Energy Group, Inc.	8,532	756,362
Xcel Energy, Inc.	12,237	752,453

		19,337,499

TOTAL COMMON STOCKS (Cost $189,146,143)		219,804,999

RIGHTS - 0.0%
Communication Services - 0.0%
Dish Network Corp.*, expires 12/12/19	211	144

Health Care - 0.0%
Bristol-Myers Squibb Co. CVR*	1,513	3,253

TOTAL RIGHTS (Cost $3,480)		3,397

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c) (Cost $122,841)	122,841	122,841

CASH EQUIVALENTS - 0.9%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b) (Cost $2,008,976)	2,008,976	2,008,976

TOTAL INVESTMENTS - 99.9% (Cost $191,281,440)		$221,940,213
Other assets and liabilities, net - 0.1%		296,046

NET ASSETS - 100.0%		$222,236,259

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c)
35,815	87,026 (d)	—	—	—	411	—	122,841	122,841
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b)
1,501,074	1,602,236	(1,094,334)	—	—	7,635	—	2,008,976	2,008,976

1,536,889	1,689,262	(1,094,334)	—	—	8,046	—	2,131,817	2,131,817

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $19,956,271, which is 9.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $20,441,911.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P 500 Futures	USD	7	$1,042,860	$1,100,295	12/20/2019	$57,435
E-Mini S&P MidCap 400 Futures	USD	5	989,795	1,005,000	12/20/2019	15,205

Total unrealized appreciation						$72,640

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$219,804,999	$—	$—	$219,804,999
Rights (f)	3,397	—	—	3,397
Short-Term Investments (f)	2,131,817	—	—	2,131,817
Derivatives (g)
Futures Contracts	72,640	—	—	72,640

TOTAL	$222,012,853	$—	$—	$222,012,853

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.